Tax credit on loss on ordinary activities	12 Months Ended
Dec. 31, 2021
Tax credit on loss on ordinary activities [Abstract]
Tax credit on loss on ordinary activities
10. Tax credit on loss on ordinary activities

A corporation tax credit of US$7,562,000 arises in the year ended December 31, 2021 (2020: credit of US$1,332,000; 2019: credit of US$495,000). A reconciliation of the expected tax benefit computed by applying the tax rate applicable in the primary jurisdiction, the Republic of Ireland, to the loss before tax to the actual tax credit is as follows:

	December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Loss before tax	(6,562)	(105,859)	(63,493)
Tax credit at Irish corporation tax rate of 12.5%	(820)	(13,232)	(7,937)
Effect of:
Movement in unrecognized deferred tax assets	(4,418)	3,624	3,831
Permanent differences	(1,949)	11,260	6,474
Differences in overseas taxation rates	(375)	(2,984)	(2,863)
Total tax credit on loss on ordinary activities	(7,562)	(1,332)	(495)

At December 31, 2021, the Group had unutilized net operating losses in the following jurisdictions as follows:

	December 31,
	2021	2020
	US$’000	US$’000
Ireland	119,854	108,677
United States	182,875	35,043
Germany	26,427	28,288
United Kingdom	3,034	42,893
Total	332,169	214,901

The deferred tax asset on tax losses of US$62,395,001 (2020: US$38,244,000; 2019: US$25,859,000), which was calculated at corporation tax rates ranging from 12.5% to 32%, has not been recognized due to the uncertainty of the recovery. Tax losses in Ireland, Germany and the UK can be carried forward indefinitely.

Due to historical changes in ownership of the U.S. business, the U.S. tax losses carried forward are restricted in how they can be used against future profits of the Group. U.S. losses related to tax periods prior to 2018 can be carried forward for 20 years while losses from 2018 onwards can be carried forward indefinitely. The increase in U.S. tax losses relates primarily to the acquisition of Chiasma. Inc. during the period.

All current and deferred tax related charges are recognized in the Consolidated Statement of Comprehensive Income/(Loss).